Summary of Significant Accounting Policies (Details) - Schedule of revenue - USD ($)	3 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disaggregation of Revenue [Line Items]
Total revenue	$ 1,980,368
Automotive Supplies [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 1,980,368